Regulatory Matters and Stockholders' Equity (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Regulatory Matters and Stockholders' Equity [Abstract]
Restricted Cash and Cash Equivalents	$ 1,099	$ 437
Statutory Accounting Practices, Statutory Amount Available for Dividend Payments without Regulatory Approval	$ 63,246